Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total		Total	Share capital	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2018	£ 16,220		£ 15,820	£ 7,060	£ 2,041	£ 24	£ 251	£ 5	£ 6,439	£ 400
Profit after tax	709	[1]	672						672	37
Other comprehensive (expense)/income, net of tax:
– Fair value reserve (debt instruments)	0
– Cash flow hedges	117		117				117
– Pension remeasurement	(392)		(394)						(394)	2
– Own credit adjustment	(58)		(58)						(58)
– Currency translation on foreign operations	(3)		(3)					(3)
Total comprehensive income	373		334			0	117	(3)	220	39
Issue of other equity instruments	500		500		500
Repurchase of other equity instruments	(304)		(304)		(300)				(4)
Dividends on ordinary shares	(262)		(262)						(262)
Dividends on other equity instruments	(142)		(142)						(142)
Dividends on non-controlling interests	(30)									(30)
Repurchase of non-controlling interests	(14)									(14)
Ending balance at Dec. 31, 2019	16,341		15,946	7,060	2,241	24	368	2	6,251	395
Profit after tax	438	[1]	402						402	36
Other comprehensive (expense)/income, net of tax:
– Fair value reserve (debt instruments)	5		5			5
– Cash flow hedges	118		118				118
– Pension remeasurement	(372)		(370)						(370)	(2)
– Own credit adjustment	(3)		(3)						(3)
Total comprehensive income	186		152			5	118	0	29	34
Dividends on ordinary shares	(103)		(103)						(103)
Dividends on other equity instruments	(147)		(147)						(147)
Dividends on non-controlling interests	(32)									(32)
Ending balance at Dec. 31, 2020	16,245		15,848	7,060	2,241	29	486	2	6,030	397
Profit after tax	1,405		1,369						1,369	36
Other comprehensive (expense)/income, net of tax:
– Fair value reserve (debt instruments)	(3)		(3)			(3)
– Cash flow hedges	(376)		(376)				(376)
– Pension remeasurement	844		844						844
– Own credit adjustment	0
Total comprehensive income	1,870		1,834			(3)	(376)	0	2,213	36
Issue of other equity instruments	450		450		450
Disposal of non-controlling interests	(181)									(181)
Repurchase of other equity instruments	(500)		(500)		(500)
Other	0
Dividends on ordinary shares	(1,346)		(1,346)						(1,346)
Dividends on other equity instruments	(143)		(143)						(143)
Dividends on non-controlling interests	(17)									(17)
Ending balance at Dec. 31, 2021	£ 16,378		£ 16,143	£ 7,060	£ 2,191	£ 26	£ 110	£ 2	£ 6,754	£ 235

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.